Trade and other receivables - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of provision matrix [line items]
Deferred consideration on the divestment of assets	$ 1,904	$ 376
Current receivables from taxes other than income tax	1,597	1,490
Government grants	1,082	795
Non-current income tax receivable	805	680
Current income tax receivable	483	391
Provisions for impairments deducted from trade and other receivables	1,466	1,253
Loss allowance provisions, trade receivables	902
Contractual payments under operating leases	264	$ 277
Allowance for credit losses
Disclosure of provision matrix [line items]
Trade and other receivables	$ 150
Bottom of range | Trade and other receivables
Disclosure of provision matrix [line items]
Expected credit loss rate	0.36%
Top of range | Trade and other receivables
Disclosure of provision matrix [line items]
Expected credit loss rate	0.50%